Income Taxes - Schedule of Deferred Tax Assets (Details) (10K) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net-operating loss carryforward	$ 3,116,646	$ 1,177,872
Stock-based compensation		7,695,805
Other	1,478	316,736
Total Deferred Tax Assets	3,118,124	9,190,413
Valuation allowance	(3,118,124)	(9,190,413)
Deferred Tax Asset, Net of Allowance